Risks - Credit risk (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total [member]
Credit risk [line items]
At end of period	€ 40,977	€ 36,891	€ 35,582
Non-due [member]
Credit risk [line items]
At end of period	31,528	26,208	21,630
Up to 30 days [member]
Credit risk [line items]
At end of period	4,924	5,395	6,920
31-60 days [member]
Credit risk [line items]
At end of period	2,094	1,479	1,765
61-90 days [member]
Credit risk [line items]
At end of period	733	931	1,526
91-180 days [member]
Credit risk [line items]
At end of period	981	1,512	1,614
More than 180 days [member]
Credit risk [line items]
At end of period	€ 717	€ 1,366	€ 2,127